INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Reduced corporate tax rate as per investment law	12.00%
Net operating loss carryforwards	$ 256,600	$ 265,900
Capital loss to carry forward	29,500	29,500
Gross unrecognized tax benefits	$ 4,166	$ 6,260
Minimum
Disclosure Of Income Tax [Line Items]
Capital Loss Carryforwards Expiration Period	3 years
Maximum
Disclosure Of Income Tax [Line Items]
Capital Loss Carryforwards Expiration Period	5 years
Domestic
Disclosure Of Income Tax [Line Items]
Tax calculated according to the Company’s domestic tax rate	23.00%	23.00%	23.00%
Net operating loss carryforwards	$ 25,000	$ 27,800
Capital loss to carry forward	$ 500	2,800
US
Disclosure Of Income Tax [Line Items]
Tax calculated according to the Company’s domestic tax rate	21.00%
International operations outside of the US [Member]
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 20,100	18,700
United states federal Net operating loss
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	$ 24,500	$ 51,600